Earnings (loss) per Share	12 Months Ended
Dec. 31, 2019
Disclosure of earnings per share [text block] [Abstract]
Disclosure of earnings per share [text block]

Note 31 - Earnings (loss) per Share

The calculation of basic and diluted earnings per share was based on income (loss) attributable to ordinary shareholders, and on a weighted average number of ordinary shares outstanding, calculated as follows:

	Year ended December 31
	2017	2018	2019
	NIS	NIS	NIS

Earnings (loss) attributable to ordinary Shareholders
Basic earnings (loss) for the year	78	(1,029)	(853)
Effect of diluted per share loss in a subsidiary	-	-	-
Diluted earnings (loss) for the year	78	(1,029)	(853)

	Year ended December 31
	2017	2018	2019
	Thousands of	Thousands of	Thousands of
	shares of NIS 0.1	shares of NIS 0.1	Shares of NIS 0.1
	par value	par value	par value

Balance as at January 1	29,889	29,889	29,889
Effect of shares issued during the year	-	-	13,297
Weighted average number of ordinary shares (basic and diluted) as at December 31	29,889	29,889	43,186